Earnings Per Share	12 Months Ended
Mar. 31, 2019
Earnings Per Share
Earnings Per Share (EPS)

12	EARNINGS PER SHARE (EPS)

	2019		2018		2017
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in thousands, except number of shares and earnings per share)
(Loss)/earnings
Earnings attributable to the equity holders of the parent	$(423,867)	(423,867)	$(22,575)	(22,575)	$3,805	$3,805
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	(197)	—	(475)	—	(673)
Adjusted earnings attributable to equity holders of the parent	$(423,867)	(424,064)	$(22,575)	(23,050)	$3,805	$3,132
Number of shares
Weighted average number of shares	70,706,579	70,706,579	62,151,155	62,151,155	59,410,292	59,410,292
Potential dilutive effect related to share based compensation scheme	—	1,463,640	—	1,331,211	—	1,532,839
Adjusted weighted average number of shares	70,706,579	72,170,219	62,151,155	63,482,366	59,410,292	60,943,131
(Loss)/earnings per share
(Loss)/earnings attributable to the equity holders of the parent per share (cents)	(599.5)	(599.5)	(36.3)	(36.3)	6.4	5.1

The above table does not split the earnings per share separately for the ‘A’ ordinary 30p shares and the ‘B’ ordinary 30p shares as there is no variation in their entitlement to participate in undistributed earnings.

The Company excludes options with exercise prices that are greater than the average market price from the calculation of diluted EPS because their effect would be anti-dilutive. In the year ended March 31, 2019, 1,957,035 shares were not included in diluted earnings per share (2018: 1,025,000). Since there is loss for the fiscal year 2019, the potential equity shares resulting from dilutive options are not considered as dilutive and hence, the Diluted EPS is same as Basic EPS.

Further, the Company have excluded convertible notes 7,567,962 shares because their effect was anti-dilutive (2018 : 12,399,780).